Other operating expenses - Other Income and Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	€ (3,516)	€ (2,531)	€ (1,805)
Other operating income	1,292	1,969	859
Other operating income/(expenses), net related to Regeneron	(2,979)	(1,231)	(1,373)
Antibodies Collaboration agreement | Regeneron Pharmaceuticals, INC
Disclosure Of Other Operating Income Expenses [Line Items]
Commitments received for development costs	2,100	2,700
Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(3,206)	(2,378)	(1,568)
Other operating income (expense) | Regeneron
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	227	1,147	195
Monoclonal Antibody Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(3,196)	(2,367)	(1,429)
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of monoclonal antibodies
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(3,321)	(2,325)	(1,253)
Monoclonal Antibody Alliance | Share of profit or loss from commercialization of Zaltrap
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	668	434	127
Monoclonal Antibody Alliance | Commercialization related expenses
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating expenses	(543)	(476)	(303)
Immuno-Oncology Alliance
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income	0	16	68
Others
Disclosure Of Other Operating Income Expenses [Line Items]
Other operating income and expenses	€ 217	€ 1,120	€ (12)